Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Plant and machinery (solar power plants)	25 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	5 years
Computers	3 years

Summary of Asset Retirement Obligations

The Company’s asset retirement obligations were INR 94,301 and INR 242,980 (US$ 3,747) as of March 31, 2016 and 2017, respectively. The accretion expense incurred during the years ended March 31, 2015, 2016 and 2017 was INR 2,592, INR 6,109 and INR 9,329 (US$ 144), respectively. There was no settlement of prior liabilities or revisions to the Company’s estimated cash flows as of March 31, 2017.

	2016 (INR)	2017 (INR)	2017 (US$)
Beginning balance	70,942	94,301	1,454
Addition during the year	17,250	139,350	2,149
Liabilities settled during the year	—	—	—
Accretion expense during the year	6,109	9,329	144
Ending balance	94,301	242,980	3,747